Risk and Uncertainties	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Risk and Uncertainties [Abstract]
RISK AND UNCERTAINTIES

NOTE 19 — RISK AND UNCERTAINTIES

The Company is exposed to the following risk and uncertainties:

(a)	Concentration risk

For the three and nine months ended September 30, 2024 and 2023, the customers who accounted for 10% or more of the Company’s revenues are presented as follows:

	For the three months ended September 30,
	2024				2023
Customer	Revenues		Percentage of revenues		Revenues		Percentage of revenues
Customer A		$982,137	18%			$4,286,883	32%
Customer B	$	*	*	%	$	*	* %
Customer C	$	*	*	%		$1,503,454	11%
Customer D		$1,063,350	20%			$1,581,322	12%

	For the nine months ended September 30,
	2024			2023
Customer	Revenues		Percentage of revenues	Revenues		Percentage of revenues
Customer A		$4,714,969	26%		$10,852,942	26%
Customer B	$	*	* %		$5,561,429	13%
Customer C	$	*	* %		$4,609,083	11%
Customer D		$3,426,311	19%		$4,633,225	11%
Customer E		$1,920,088	11%	$	*	* %

*	Customer who accounted for less than 10% of the total revenue during the periods.

As of September 30, 2024 and December 31, 2023, the customers who accounted for 10% or more of the Company’s outstanding receivable balances are presented as follows:

	As of
Customer	September 30, 2024		December 31, 2023
Customer A	$	*	$1,092,414
Customer C	$	*	61,455
Customer D	$	*	$1,634

*	Customer who accounted for less than 10% of the total accounts receivable as of period end.

(b)	Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash equivalents, restricted cash, accounts receivable, loans receivable, and notes receivables. Cash equivalents are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management. Effective from October 1, 2024, the Hong Kong Deposit Protection Board pays compensation up to a limit of HK$800,000 (approximately $102,564) if the bank with which an individual/a company hold its eligible deposit fails. As of September 30, 2024, cash balance of $5,092,776 and fund held in escrow of $13,657,974 were maintained at financial institutions in Hong Kong, of which approximately $18,265,597 was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

For accounts receivable, loans receivable, and notes receivables, the Company determines, on a continuing basis, the probable losses and sets up an allowance for expected credit losses based on the estimated realizable value. Credit of money lending business is controlled by the application of credit approvals, limits and monitoring procedures.

The Company uses internally-assigned risk grades to estimate the capability of borrowers to repay the contractual obligations of their loan agreements as scheduled or at all. The Company’s internal risk grade system is based on experiences with similarly graded loans and the assessment of borrower credit quality, such as, credit risk scores, collateral and collection history. Individual credit scores are assessed by credit bureau, such as TransUnion. Internal risk grade ratings reflect the credit quality of the borrower, as well as the value of collateral held as security. To minimize credit risk, the Company requires collateral arrangements to all mortgage loans and has policies and procedures for validating the reasonableness of the collateral valuations on a regular basis. Management believes that these policies effectively manage the credit risk from advances.

The Company’s third-party customers that represent more than 10% of total loans receivable, and their related net loans receivable balance as a percentage of total loans receivable, as of September 30, 2024 and December 31, 2023 were as follows:

	As of
	September 30, 2024	December 31, 2023
Customer F	37.3%	37.3%
Customer G	29.7%	30.9%
Customer H	33.0%	31.8%

(c)	Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

(d)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of HKD converted to US$ and Sterling on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

(e)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. A key risk in managing liquidity is the degree of uncertainty in the cash flow projections. If future cash flows are fairly uncertain, the liquidity risk increases.

NOTE 23 — RISK AND UNCERTAINTIES

The Company is exposed to the following risk and uncertainties:

(a)	Concentration risk

For the years ended December 31, 2023 and 2022, the customers who accounted for 10% or more of the Company’s revenues and its outstanding receivable balances at year-end dates, are presented as follows:

	For the year ended December 31, 2023		As of December 31, 2023
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$14,451,772	27%	$1,092,414
Customer B	$5,960,681	11%	$61,455
Customer C	$5,923,008	11%	$1,634

	For the year ended December 31, 2022		As of December 31, 2022
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer D	$6,816,652	22%	$305,841
Customer A	$5,823,065	19%	$432,858

All of the Company’s major customers are located in Hong Kong.

(b)	Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents, restricted cash, accounts receivable, loans receivable, and notes receivable. Cash equivalents are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management. The Hong Kong Deposit Protection Board pays compensation up to a limit of HK$500,000 (approximately $64,050) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2023, cash and cash equivalents of $1.9 million and fund held in escrow of $16.8 million were maintained at financial institutions in Hong Kong, of which approximately $18.2 million was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

For accounts receivable, loans receivable, and notes receivable, the Company determines, on a continuing basis, the probable losses and sets up an allowance for expected credit losses based on the estimated realizable value. Credit of money lending business is controlled by the application of credit approvals, limits and monitoring procedures.

The Company uses internally-assigned risk grades to estimate the capability of borrowers to repay the contractual obligations of their loan agreements as scheduled or at all. The Company’s internal risk grade system is based on experiences with similarly graded loans and the assessment of borrower credit quality, such as, credit risk scores, collateral and collection history. Individual credit scores are assessed by credit bureau, such as TransUnion. Internal risk grade ratings reflect the credit quality of the borrower, as well as the value of collateral held as security. To minimize credit risk, the Company requires collateral arrangements to all mortgage loans and has policies and procedures for validating the reasonableness of the collateral valuations on a regular basis. Management believes that these policies effectively manage the credit risk from advances.

The Company’s third-party customers that represent more than 10% of total combined loans receivable, and their related net loans receivable balance as a percentage of total combined loans receivable, as of December 31, 2023 and 2022 were as follows:

	As of December 31,
	2023	2022

Customer E	37.3%	37.4%
Customer F	30.9%	31.6%
Customer G	31.8%	31.0%

(c)	Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

(d)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of HKD converted to US$ and Sterling on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

(e)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. A key risk in managing liquidity is the degree of uncertainty in the cash flow projections. If future cash flows are fairly uncertain, the liquidity risk increases.